Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables

	As of December 31, 2019	As of December 31, 2018
	£'000s	£'000s
Trade payables	1,455	2,839
Other payables	—	12
Accruals	6,806	4,882
Total trade and other payables	8,261	7,733